INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended												6 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 PRC and Hong Kong	Dec. 31, 2011 PRC and Hong Kong	Dec. 31, 2010 PRC and Hong Kong	Dec. 31, 2012 PRC	Dec. 31, 2011 PRC	Dec. 31, 2010 PRC	Dec. 31, 2009 PRC	Dec. 31, 2008 PRC	Dec. 31, 2012 PRC The new HNTE	Dec. 31, 2010 PRC Advanced technology service enterprises	Dec. 31, 2012 PRC Advanced technology service enterprises	Dec. 31, 2011 PRC Advanced technology service enterprises	Dec. 31, 2013 PRC Advanced technology service enterprises Future	Dec. 31, 2012 PRC Software Enterprise	Dec. 31, 2012 PRC Key software enterprise	Dec. 31, 2009 PRC HiSoft Shenzhen	Dec. 31, 2008 PRC HiSoft Shenzhen	Dec. 31, 2012 PRC HiSoft Shenzhen Advanced technology service enterprises	Dec. 31, 2011 PRC HiSoft Shenzhen Advanced technology service enterprises	Dec. 31, 2010 PRC HiSoft Shenzhen Advanced technology service enterprises	Dec. 31, 2013 PRC HiSoft Shenzhen Advanced technology service enterprises Future	Dec. 31, 2012 PRC Hisoft Dalian	Dec. 31, 2011 PRC Hisoft Dalian	Dec. 31, 2010 PRC Hisoft Dalian	Dec. 31, 2009 PRC Hisoft Dalian	Dec. 31, 2008 PRC Hisoft Dalian	Dec. 31, 2013 PRC Hisoft Dalian Future	Dec. 31, 2012 PRC Hisoft Dalian Key software enterprise	Dec. 31, 2012 PRC Hisoft Dalian Key software enterprise If certificate obtained before May 31 2013	Dec. 31, 2011 PRC Hisoft Dalian Key software enterprise If certificate obtained before May 31 2013	Dec. 31, 2012 PRC HiSoft Chengdu	Dec. 31, 2011 PRC HiSoft Chengdu	Dec. 31, 2010 PRC HiSoft Chengdu	Dec. 31, 2009 PRC HiSoft Chengdu	Dec. 31, 2008 PRC HiSoft Chengdu	Dec. 31, 2013 PRC HiSoft Chengdu Future	Dec. 31, 2012 PRC HiSoft Beijing	Dec. 31, 2011 PRC HiSoft Beijing	Dec. 31, 2010 PRC HiSoft Beijing	Dec. 31, 2009 PRC HiSoft Beijing	Dec. 31, 2008 PRC HiSoft Beijing	Dec. 31, 2013 PRC HiSoft Beijing Future	Dec. 31, 2012 PRC HiSoft Wuxi Software Enterprise	Dec. 31, 2011 PRC HiSoft Wuxi Software Enterprise	Dec. 31, 2010 PRC HiSoft Wuxi Software Enterprise	Dec. 31, 2014 PRC HiSoft Wuxi Software Enterprise Future	Dec. 31, 2013 PRC HiSoft Wuxi Software Enterprise Future	Dec. 31, 2012 PRC HURO	Dec. 31, 2011 PRC HURO	Dec. 31, 2013 PRC HURO Future	Dec. 31, 2012 PRC HiSoft Jinxin	Dec. 31, 2013 PRC HiSoft Jinxin Future	Dec. 31, 2012 PRC Glory	Dec. 31, 2011 PRC Glory	Dec. 31, 2013 PRC Glory Future	Dec. 31, 2012 PRC VanceInfo Beijing The new HNTE	Dec. 31, 2011 PRC VanceInfo Beijing The new HNTE	Dec. 31, 2010 PRC VanceInfo Beijing The new HNTE	Dec. 31, 2009 PRC VanceInfo Beijing The new HNTE	Dec. 31, 2008 PRC VanceInfo Beijing The new HNTE	Dec. 31, 2013 PRC VanceInfo Beijing The new HNTE Future	Dec. 31, 2012 PRC VanceInfo Beijing Key software enterprise	Dec. 31, 2012 PRC VanceInfo Beijing Key software enterprise If certificate obtained before May 31 2013	Dec. 31, 2011 PRC VanceInfo Beijing Key software enterprise If certificate obtained before May 31 2013	Dec. 31, 2012 PRC VanceInfo Nanjing Software Enterprise	Dec. 31, 2011 PRC VanceInfo Nanjing Software Enterprise	Dec. 31, 2010 PRC VanceInfo Nanjing Software Enterprise	Dec. 31, 2009 PRC VanceInfo Nanjing Software Enterprise	Dec. 31, 2013 PRC VanceInfo Nanjing Software Enterprise Future	Dec. 31, 2012 PRC VanceInfo Shenzhen	Dec. 31, 2011 PRC VanceInfo Shenzhen	Dec. 31, 2010 PRC VanceInfo Shenzhen	Dec. 31, 2014 PRC VanceInfo Shenzhen Future	Dec. 31, 2013 PRC VanceInfo Shenzhen Future	Dec. 31, 2012 PRC Beijing DPC	Dec. 31, 2011 PRC Beijing DPC	Dec. 31, 2013 PRC Beijing DPC Future	Dec. 31, 2009 PRC VanceInfo Shanghai	Dec. 31, 2013 PRC VanceInfo Shanghai Future	Dec. 31, 2012 PRC VanceInfo Shanghai Advanced technology service enterprises	Dec. 31, 2011 PRC VanceInfo Shanghai Advanced technology service enterprises	Dec. 31, 2010 PRC VanceInfo Shanghai Advanced technology service enterprises	Dec. 31, 2012 PRC VanceInfo Shanghai Key software enterprise	Dec. 31, 2012 PRC VanceInfo Shanghai Key software enterprise If certificate obtained before May 31 2013	Dec. 31, 2011 PRC VanceInfo Shanghai Key software enterprise If certificate obtained before May 31 2013	Dec. 31, 2012 Hong Kong HiSoft Hong Kong	Dec. 31, 2011 Hong Kong HiSoft Hong Kong	Dec. 31, 2010 Hong Kong HiSoft Hong Kong	Dec. 31, 2009 Hong Kong HiSoft Hong Kong	Dec. 31, 2008 Hong Kong HiSoft Hong Kong	Dec. 31, 2007 Hong Kong HiSoft Hong Kong	Dec. 31, 2012 Hong Kong TP HK	Dec. 31, 2011 Hong Kong TP HK	Dec. 31, 2010 Hong Kong TP HK	Dec. 31, 2009 Hong Kong TP HK	Dec. 31, 2008 Hong Kong TP HK	Dec. 31, 2012 Hong Kong TP Teleservices	Dec. 31, 2011 Hong Kong TP Teleservices	Dec. 31, 2010 Hong Kong TP Teleservices	Dec. 31, 2009 Hong Kong TP Teleservices	Dec. 31, 2008 Hong Kong TP Teleservices	Dec. 31, 2012 Hong Kong TP Taiwan	Dec. 31, 2011 Hong Kong TP Taiwan	Dec. 31, 2010 Hong Kong TP Taiwan	Dec. 31, 2009 Hong Kong TP Taiwan	Dec. 31, 2008 Hong Kong TP Taiwan	Dec. 31, 2012 Hong Kong TP Consultants	Dec. 31, 2011 Hong Kong TP Consultants	Dec. 31, 2010 Hong Kong TP Consultants	Dec. 31, 2009 Hong Kong TP Consultants	Dec. 31, 2008 Hong Kong TP Consultants	Dec. 31, 2012 Hong Kong Pactera Hong Kong	Dec. 31, 2011 Hong Kong Pactera Hong Kong	Dec. 31, 2010 Hong Kong Pactera Hong Kong	Dec. 31, 2009 Hong Kong Pactera Hong Kong	Dec. 31, 2008 Hong Kong Pactera Hong Kong	Dec. 31, 2007 Hong Kong Pactera Hong Kong	Dec. 31, 2012 Hong Kong LW Techonology	Dec. 31, 2012 Hong Kong Lifewood Data	Dec. 31, 2012 Hong Kong Pactera Financial Service	Dec. 31, 2012 Japan	Dec. 31, 2011 Japan	Dec. 31, 2010 Japan	Dec. 31, 2012 Japan Pactera Japan	Dec. 31, 2012 Japan ISL	Dec. 31, 2012 Japan Newton	Dec. 31, 2012 Japan VanceInfo Japan	Dec. 31, 2012 U.S	Dec. 31, 2011 U.S	Dec. 31, 2010 U.S	Dec. 31, 2012 U.S Minimum	Dec. 31, 2012 U.S Maximum	Dec. 31, 2012 U.S DMK International	Dec. 31, 2012 U.S Hisoft Envisage	Dec. 31, 2012 U.S Wave	Dec. 31, 2012 U.S Echo Lane	Dec. 31, 2012 U.S NouvEON	Dec. 31, 2012 U.S Pactera USA	Dec. 31, 2012 Singapore	Dec. 31, 2011 Singapore	Dec. 31, 2010 Singapore	Dec. 31, 2012 Singapore Pactera Singapore	Dec. 31, 2012 Singapore AllianceSPEC	Dec. 31, 2012 Singapore VanceInfo Singapore	Dec. 31, 2012 Australia	Dec. 31, 2012 Australia Bearing Point	Dec. 31, 2012 Australia VanceInfo Australia	Dec. 31, 2011 Australia VanceInfo Australia	Dec. 31, 2010 Australia VanceInfo Australia	Dec. 31, 2012 Malaysia Pactera Malaysia	Dec. 31, 2012 Europe	Dec. 31, 2012 Spain Logoscript
Current and deferred components of income tax expense
Current tax expense	$ 6,107	$ 2,382	$ 2,337	$ 5,295	$ 968	$ 1,725																																																																																																																						$ 41	$ 78	$ 136					$ 10	$ 330	$ 102									$ 670	$ 1,006	$ 374				$ 91
Deferred tax expense (benefit)	(4,897)	(664)	(403)	(2,070)	(881)	34																																																																																																																						(102)	(42)	266					(2,486)	241	(646)									(81)	18	(57)				(155)						(3)
Income tax expense	1,210	1,718	1,934
Income tax rate (as a percent)							25.00%	25.00%	25.00%	25.00%	25.00%																																																																														16.50%	16.50%	16.50%	16.50%	16.50%	17.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	17.50%	16.50%	16.50%	16.50%				42.00%	42.00%	42.00%	18.00%				15.00%	39.00%										17.00%	17.00%	17.00%		30.00%	30.00%	30.00%	30.00%	25.00%		30.00%
State income taxes (as a percent)																																																																																																																																								6.00%	8.84%	1.00%	8.84%	6.90%	8.84%
Preferential tax rate (as a percent)												15.00%	15.00%	15.00%	15.00%	15.00%		10.00%	20.00%	18.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	12.50%	12.50%	15.00%	15.00%	10.00%	10.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	7.50%	7.50%	0.00%	15.00%	12.50%	0.00%	0.00%		12.50%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	7.50%	7.50%	7.50%	15.00%	15.00%	10.00%	10.00%	12.50%	12.50%	0.00%	0.00%	12.50%	12.50%	0.00%	0.00%	12.50%	12.50%	15.00%	15.00%	15.00%	10.00%	15.00%	15.00%	15.00%	15.00%	15.00%	10.00%	10.00%
Term of income tax holiday												3 years					2 years																															2 years															3 years
HNTE status additional period available on re-application												3 years
Preferential tax partial exemption period																	3 years																															3 years															3 years								3 years				3 years
Percentage of tax deduction																																														50.00%			50.00%	50.00%											50.00%	50.00%	50.00%					50.00%	50.00%			50.00%	50.00%			50.00%	50.00%
Deferred tax assets
Gross	16,829	5,949	4,946
Less: Valuation allowance	(4,596)	(5,033)	(4,172)
Total net deferred tax assets	12,233	916	774
Deferred tax assets - current:
Allowance for doubtful accounts	2,742	1,954	1,667
Accrued expenses	6,217	131	286
Total deferred taxes assets - current	8,959	2,085	1,953
Less: Valuation allowance	(19)	(1,462)	(1,667)
Net deferred tax assets - current, net	8,940	623	286
Deferred tax assets - non-current:
Net operating losses	6,975	3,811	2,913
Depreciation	895	53	80
Total deferred taxes assets - non-current	7,870	3,864	2,993
Less: Valuation allowance	(4,577)	(3,571)	(2,505)
Net deferred tax assets - non-current, net	3,293	293	488
Current deferred tax liabilities:
Depreciation		(8)	(13)
Unbilled account receivables	(411)
Current deferred tax liabilities	(411)	(8)	(13)
Non-current deferred tax liabilities:
Intangible assets	(11,145)	(3,017)	(614)
Depreciation	(116)	(88)	(25)
Non-current deferred tax liabilities	$ (11,261)	$ (3,105)	$ (639)